INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Income Taxes
SCHEDULE OF CURRENT INCOME TAXES

The tax charge for the period can be reconciled to the (loss) gain for the period from the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income as follows:

	Six months ended 30 September 2024	Six months ended 30 September 2023
	USD	USD
(Loss) profit for the period	(1,161,471)	872,075

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(576,164)	128,682
Tax effect of expenses that are not deductible	131,484	262,498
Tax effect of income that are not taxable	-	(832,260)
(Utilization of) tax effect of tax losses previously not recognized	444,680	441,080
Income tax expense	-	-

The income tax expense for the year can be reconciled to the loss for the year from per the combined statement of profit or loss and other comprehensive income as follows:

	Year ended 31 March 2024	Year ended 31 March 2023
	USD	USD
Loss before taxation	(4,862,470)	(9,257,598)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(821,825)	(1,555,403)
Tax effect of expenses that are not deductible	405,775	451,111
Tax effect of income that are not taxable	(676,665)	-
Tax effect of tax losses not recognized	1,092,715	1,104,292
Under-provision in prior years	8,917	-
Income tax expense	8,917	-